Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each
Amount Registered | shares	1,971,428
Proposed Maximum Offering Price per Unit | $ / shares	3.66
Maximum Aggregate Offering Price	$ 7,215,426.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 996.45
Offering Note	(1) The fee calculation rules relied on herein are Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended (the “Securities Act”).(2) Pursuant to Rule 416(a) of the Securities Act, this registration statement covers any additional shares of the class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”) of Fusion Fuel Green PLC (the “Registrant”) that become issuable under the Fusion Fuel Green PLC 2021 Equity Incentive Plan, as amended (the “Plan”), by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding Class A Ordinary Shares.(3) Represents additional Class A Ordinary Shares reserved for issuance pursuant to future awards under the Plan.(4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Class A Ordinary Shares reported on The Nasdaq Stock Market LLC on November 17, 2025.